Schedule I - Condensed Financial Information of Registrant - Notes to Condensed Financial Statements (Details) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 29, 2021	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 18, 2017
Stock split, conversion ratio	0.333
Income tax expense (benefit)		$ 3,270	$ (1,376)	$ 8,361	$ 1,975	$ (3,144)	$ 12,053	$ (1,197)
DoubleVerify Inc.
Ownership percentage acquired									100.00%
Parent Company | Reportable Legal Entities
Stock split, conversion ratio	0.333
Income tax expense (benefit)						(3,144)	12,053	(1,197)
Distributions from subsidiaries						$ 0	$ 0	$ 0
Parent Company | Reportable Legal Entities | DoubleVerify Inc.
Ownership percentage acquired									100.00%